Jack-Up Rigs (Tables)	6 Months Ended
Jun. 30, 2025
Jack Up Rigs [Abstract]
Schedule of Jack-Up Rigs
Set forth below is the carrying value of our jack-up rigs:

	June 30, 2025	December 31, 2024
(In $ millions)
Opening balance	2,823.2	2,578.3
Additions	41.2	64.6
Depreciation and amortization	(72.0)	(130.1)
Transfers from Newbuildings	—	310.4
Total	2,792.4	2,823.2